Average Annual Total Returns - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund	Mar. 01, 2023
Fidelity Contrafund | Return Before Taxes
Average Annual Return:
Past 1 year	(28.26%)
Past 5 years	8.52%
Past 10 years	12.40%
Fidelity Contrafund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.01%)
Past 5 years	6.42%
Past 10 years	10.52%
Fidelity Contrafund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.37%)
Past 5 years	6.78%
Past 10 years	10.06%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%